Commitment, Contingencies, and Leases - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments Contingencies And Leases [Abstract]
Liability related to indemnification obligations		$ 0		$ 0		$ 0	$ 0
Operating lease, expiration year				2028		2028
Operating and short-term rent expense	$ 300,000	$ 900,000	$ 1,000,000	$ 2,700,000	$ 2,700,000	$ 3,200,000	$ 2,500,000